Earnings per Share - Summary of Earnings per Share ("EPS") (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic EPS
Net income (loss) attributable to parent company	$ 1,287	$ 802	$ 165
Weighted average shares outstanding	899,363,170	884,707,764	881,246,870
Basic EPS	$ 1.43	$ 0.91	$ 0.19
Diluted EPS
Net income (loss) attributable to parent company	$ 1,287	$ 802	$ 165
Weighted average shares outstanding	899,363,170	884,707,764	881,246,870
Dilutive effect of stock awards	7,251,641	7,459,507	5,003,573
Dilutive effect of convertible debt	4,341,334	13,918,602
Number of shares used in calculating diluted EPS	910,956,145	906,085,873	886,250,443
Diluted EPS	$ 1.41	$ 0.89	$ 0.19